Customer accounts and amounts due to banks - Additional information (Details)	Dec. 31, 2021	Dec. 31, 2020
Maximum
Disclosure of amounts due to customers and amounts due to banks
Interest rate on customer accounts and correspondent accounts of other banks	6.00%	4.00%